UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________  to________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer: ________________________________

Central Index Key Number of securitizer: _______________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001781495

Verus Securitization Trust 2022-4

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Robert Konigsberg

(202) 534-1815

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

I.	Disclosures Required by Rule 15Ga-2 With Respect to the Mortgage Loans Not Previously Securitized

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Data Compare Report
99.3	AMC Exception Grades
99.4	AMC Rating Agency Grades
99.5	AMC QM-ATR Diligence Report
99.6	AMC Valuation Report
99.7	AMC Supplemental Data
99.8	AMC Tax and Title Report
99.9	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
99.10	Canopy Exceptions Report
99.11	Canopy Rating Agency Grades
99.12	Canopy Data Compare
99.13	Canopy ATR QM Report
99.14	Canopy Valuation Report
99.15	Covius Real Estate Services, LLC (“CRES”) Executive Summary
99.16	CRES Rating Agency Exceptions Report
99.17	CRES Rating Agency Grades Report
99.18	CRES Rating Agency Tape Compare Report
99.19	CRES Rating Agency ATR QM Data Fields
99.20	CRES Rating Agency Valuation Report
99.21	CRES Tax and Title Review Summary
99.22	Infinity IPS, Inc. (“Infinity”) Executive Summary
99.23	Infinity Findings Detail Report
99.24	Infinity Rating Agency Grades Report
99.25	Infinity Data Compare Report
99.26	Infinity ATR QM Report
99.27	Infinity Valuation Report
99.28	Consolidated Analytics, Inc. (“Consolidated Analytics”) Due Diligence Executive Summary
99.29	Consolidated Analytics Due Diligence Standard
99.30	Consolidated Analytics Data Compare Report
99.31	Consolidated Analytics Grading Summary Report
99.32	Consolidated Analytics ATR QM Report
99.33	Consolidated Analytics Valuations Summary Report
99.34	Evolve Mortgage Services (“Evolve”) Executive Summary
99.35	Evolve Exception Detail
99.36	Evolve Rating Agency Grades
99.37	Evolve Data Compare
99.38	Evolve QM ATR Data
99.39	Evolve Valuation Report
99.40	Mission Global, LLC (“Mission”) Due Diligence Review Narrative Summary
99.41	Mission Exception Grade Detail Report
99.42	Mission Rating Agency Grades
99.43	Mission Data Compare
99.44	Mission QM ATR Report
99.45	Mission Valuation Report
99.46	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative
99.47	Selene Standard Findings Report
99.48	Selene Rating Agency Grades Report
99.49	Selene Data Compare Report
99.50	Selene ATR QM Data Fields
99.51	Selene Valuations Report

II.	Disclosures Required by Rule 15Ga-2 With Respect to the Mortgage Loans Previously Securitized and Listed on Exhibit 99.22

99.52	Link to Prior Filing
99.53	Loan List

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 15, 2022

VMC ASSET DEPOSITOR, LLC

By:	/s/ Robert Konigsberg
	Name:	Robert Konigsberg
	Title:	Chief Financial Officer